Intangible Assets Subject to Amortization Due to Acquisition (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 7,097
Accumulated Amortization	52,249	51,205
SANYO Electric Co., Ltd.
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	11,707	12,640
Accumulated Amortization	6,660	4,813
SANYO Electric Co., Ltd. | Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	8,796	8,796
Accumulated Amortization	5,277	3,518
SANYO Electric Co., Ltd. | Trademark
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,291	2,224
Accumulated Amortization	775	890
SANYO Electric Co., Ltd. | Patent
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,620	1,620
Accumulated Amortization	608	405
Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	120
Patent
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 3,682